Issued capital, Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2021	Nov. 17, 2021	Nov. 16, 2021	Jun. 30, 2022
Issued capital [Abstract]
Balance				$ 10,338
Conversion of hybrid financial instruments				695,383
Balance				$ 926,581
Issued Capital [Member]
Number of shares [Abstract]
Balance (in shares)				19,828,593
Conversion of hybrid financial instruments (in shares)			24,835,118
Ordinary shares issued (IPO) (in shares)		8,269,231
Share-based payments, prepaid in advance (in shares)	95,925
IPO capital raise costs, net of tax (in shares)				0
Balance (in shares)				53,028,867
Issued capital [Abstract]
Balance				$ 10,338
Conversion of hybrid financial instruments			$ 695,383	695,383
Ordinary shares issued (IPO)		$ 231,539
Share-based payments, prepaid in advance	$ 177
IPO capital raise costs, net of tax				(10,856)
Balance				$ 926,581